Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Summary of Deposits [Abstract]
Demand deposits, noninterest-bearing	$ 124,356	$ 92,535
Demand deposits, interest-bearing	51,629	37,456
Money market deposits	149,311	134,433
Savings deposits	173,226	181,603
Time deposits of $250,000 or more	51,145	36,643
Other time deposits	233,199	254,795
Brokered time deposits	83,517	51,229
Total deposits	866,383	$ 788,694
Scheduled maturities of certificates of deposit [Abstract]
2018	284,054
2019	56,363
2020	13,138
2021	7,937
2022	6,369
Total	$ 367,861